Other Accounts Payable and Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Employees and payroll accruals	$ 14,079	$ 10,047
Provision for warranty costs	1,694	1,401
Government authorities	2,364	1,815
Accrued expenses	2,491	2,376
Advanced payments from customers	3,282	3,604
Hedging Liability	0	1,423
Other	15	198
Other accounts payable and accrued expenses	$ 23,925	$ 20,864